Form N-1A Cover	Jun. 12, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 12, 2026
Prospectus Date	Jun. 05, 2026